BASIS OF PRESENTATION AND CHANGE IN ACCOUNTING POLICY (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Disclosure Text Block [Abstract]
Schedule of Changes in Accounting Policy [Table Text Block]
The following financial statement line items for the periods indicated were affected by the change in accounting principle.

Income statement

	Period ended June 30, 2017
	As originally reported	As adjusted	Effect of change
Sales	$87,520	$87,520	$-
Cost of Sales	29,300	29,300	-
Total operating expenses	2,127,589	2,127,589	-
Total other expenses	175,953	171,149	(4,804)
Net loss and comprehensive loss for the period	(2,245,322)	(2,240,518)	4,804

Statement of Cash Flows

	As originally reported	As adjusted	Effect of change
Net loss for period	$(2,245,322)	$(2,240,518)	$4,804
Adjustment for items not affecting cash and changes in non-cash working capital items	938,665	933,861	(4,804)
Net cash used in operating activities	(1,306,657)	(1,306,657)	-
Net cash used in investing activities	(15,600)	(15,600)	-
Net cash provided by financing activities	1,625,038	1,625,038	-
Net increase in cash and cash equivalents for the period	302,781	302,781	-
Cash and cash equivalents, beginning of period	543,650	543,650	-
Cash and cash equivalents, end of period	846,431	846,431	-

The following financial statement line items for the year ended March 31, 2017 were affected by the change in accounting principle.

Income Statement

		As of
	As originally	March 31, 2017	Effect
	reported	As adjusted	of change
Sales	$571,945	$571,945	$-
Cost of Sales	388,756	388,756	-
Total operating expenses	8,829,481	8,829,481	-
Total other expenses	(4,709,718)	(576,890)	(4,132,828)
Net income (loss) and comprehensive loss for the Period	(3,936,574)	(8,069,402)	(4,132,828)
Basic loss per share	(6.00)	(13.19)	(7.50)
Diluted loss per share	(6.00)	(13.19)	(7.50)

Balance sheet

As a result of the accounting policy change, the Company’s deficit as of April 1, 2017 increased from ($15,588,554), as originally reported under ASU No. 2016-01, to ($21,076,464) using ASU No. 2017-11.

	As originally reported	As at March 31, 2017 As adjusted	Effect of change
Balance Sheet
Current assets	$1,402,580	$1,402,580	$-
Capital assets	227,421	227,421	-
Intangible assets	27,338,899	27,338,899	-
Total assets	$28,968,900	$28,968,900	$-
Warrant derivative liability	959,600	-	(959,600)
Other current liabilities	4,818,205	4,818,250	45
Total liabilities	$5,777,805	$4,818,250	$(959,555)
Common stock	645	645	-
Additional paid in capital	38,736,855	45,184,320	6,447,465
Deficit	(15,588,554)	(21,076,464)	(5,487,910)
Accumulated other comprehensive income	42,149	42,149	-
Total shareholders’ equity	$23,191,095	$24,150,650	$959,555
Total liabilities and shareholders’ equity	$28,968,900	$28,968,900	$-

Statement of cash flows

	As originally reported	As at March 31, 2017 As adjusted	Effect of change
Net income (loss) for year	$(3,936,574)	$(8,069,402)	$(4,132,828)
Adjustment for items not affecting cash and changes in non-cash working capital items	(3,055,739)	1,077,089	4,132,828
Net cash (used in) operating activities	(6,992,313)	(6,992,313)	-
Net cash (used in) investing activities	(170,790)	(170,790)	-
Net cash provided by financing activities	2,324,996	2,324,996	-
Net (decrease) in cash and cash equivalents for the year	(4,838,107)	(4,838,107)	-
Cash and cash equivalents, beginning of year	5,381,757	5,381,757	-
Cash and cash equivalents, end of year	$543,650	$543,650	$-